TAXATION	12 Months Ended
Mar. 31, 2022
Taxation
TAXATION

8.	TAXATION

	Year ended March 31,
	2022 $	2021 $	2020 $
Group
Current year tax (credit)	(509,282)	(24,952)	-
Adjustments in respect of prior periods	(277,239)	(42)	(76,289)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax (credit) for the period	(786,521)	(24,994)	(76,289)

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(6,045,372)	(3,378,501)	(1,620,347)
Loss charged at standard rate of corporation tax 19%	(1,181,337)	(641,915)	(307,866)
Tax losses arising in the year not recognized	524,870	660,594	340,114
Tax losses surrendered for Research and Development	667,335	-	-
Expenses not deductible for taxation	370,306	-	145
Tax increase from effect of capital allowances and depreciation	(3)	(334)	81
Research and Development tax claim	(509,282)	(43,432)	-
Research and Development enhanced expenditure	(377,187)	-	-
Research and Development tax credits claimed in respect of previous periods	(277,240)	(42)	(76,289)
Consolidation adjustment in relation to foreign exchange movements	(3,983)	135	(32,504)
Loans written off	-	-	-
Total tax (credit) for the period	(786,521)	(24,994)	(76,289)

No deferred tax asset has been recognized in respect of trading losses carried forward because of uncertainty as to when these losses will be recoverable.

The Group has tax losses of $15,870,525 (2021: $9,411,521, 2020: $4,421,886) to carry forward for use against future profits.